UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
March 31, 2005

Check here if Amendment           [     ]; Amendment Number:
This Amendment (Check only one.): [     ] is a restatement.

                               [     ] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:	Capital Management Associates
Address:	140 Broadway
		44th Floor
		New York, NY  10005

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name 	Joseph A. Zock
Title:	President
Phone:	212-320-2000

Signature, Place, and Date of Signing:



Joseph A. Zock, New York, New York, May 10, 2005

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[  ]	13F NOTICE.
[  ]	13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



FORM 13F SUMMARY PAGE





Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total: Capital Management Associates FORM 13F 31-Mar-05
Voting Authority Value Shares/ Sh/ Put/ Invstmt Other Name of Issue Title of class CUSIP (x$1000) Prn Amt Prn Call Dscretn Managers Sole
 Shared None
ADVANCED MICRO DEVICES COM 007903107 6334 392900 SH Sole 392900 AFFILIATED COMPUTER SVCS-A COM 008190100 5502 103350 SH Sole 103350 AMPHENOL CORP. COM 032095101 6145 165900 SH Sole 165900
APACHE CORP. COM 037411105 9005 147065 SH Sole 147065
AQUA AMERICA INC COM 03836W103 6700 275058 SH Sole 275058
ASHLAND INC. COM 044204105 6561 97250 SH Sole 97250
AVERY DENNISON CORP COM COM 053611109 6020 97200 SH Sole 97200
BEMIS COMPANY COM 081437105 6874 220900 SH Sole 220900
CAMECO CORP. COM 13321l108 3517 79500 SH Sole 79500
CNF INC COM 12612w104 8457 180750 SH Sole 180750
COMMERCE BANCORP INC/NJ COM 200519106 5767 177600 SH Sole 177600 COMPASS BANCSHARES INC COM 20449h109 6206 136700 SH Sole 136700 CONAGRA INC COM 205887102 7396 273735 SH Sole 273735
CONSTELLATION BRANDS INC-A COM 21036p108 8713 164800 SH Sole 164800 DENTSPLY INTERNATIONAL INC COM 249030107 6937 127500 SH Sole 127500 DIEBOLD INC. COM 253651103 6448 117560 SH Sole 117560
FLEXTRONICS INTL LTD COM Y2573F102 4820 400300 SH Sole 400300
FOREST OIL CORPORATION COM 346091705 7473 184527 SH Sole 184527 IDACORP INC. COM 451107106 5230 184338 SH Sole 184338
IVAX CORP COM 465823102 7813 395175 SH Sole 395175
L-3 COMMUNICATIONS HLDGS INC. COM 502424104 6988 98400 SH Sole 98400 LINCOLN NATIONAL CORP COM 534187109 5929 131350 SH Sole 131350 MEDIMMUNE INC. COM 584699102 5715 240029 SH Sole 240029
PENTAIR INC COM 709631105 7507 192500 SH Sole 192500
PERKINELMER INC. COM 714046109 4983 241550 SH Sole 241550
QUEST DIAGNOSTICS INC COM 74834L100 8092 76975 SH Sole 76975
REGIS CORP. COM 758932107 5407 132100 SH Sole 132100
REPUBLIC SERVICES INC COM 760759100 4088 122100 SH Sole 122100
SCANA CORP COM 80589m102 6320 165350 SH Sole 165350
STERCYCLE INC. COM 858912108 5812 131500 SH Sole 131500
TIDEWATER INC. COM 886423102 5351 137700 SH Sole 137700
WEYERHAEUSER CO. COM 962166104 6477 94550 SH Sole 94550



List of Other Included Mangers:

      No. 13F File Number	Name